Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
NOTE 12 — Stockholders’ Equity
The Condensed Consolidated Statements of Changes in Stockholders’ Equity reflect the reverse recapitalization on February 4, 2022, as discussed in Note 1. Since the Company was determined to be the accounting acquirer in the transaction, all periods presented prior to consummation of the transaction reflect the historical activity and balances of Leafly, Inc. (other than common and preferred stock and potentially issuable shares underlying stock options and convertible promissory notes, which have been retroactively restated).
Common Stock
On February 4, 2022, the Business Combination was consummated pursuant to the Merger Agreement. Prior to the Business Combination, Legacy Leafly’s capital stock consisted of Series A preferred stock and common stock. Upon the consummation of the Business Combination, all issued and outstanding shares of Series A preferred stock converted to shares of nonredeemable common stock.
As of March 31, 2022 Leafly’s authorized capital stock consisted of:

•	200,000 shares of Leafly common stock, $0.0001 par value per share; and

•	5,000 shares of Leafly preferred stock, $0.0001 par value per share.
Voting Rights
The holders of Leafly common stock exclusively possess all stockholder voting power with respect to Leafly, except as otherwise required by law or the Company’s charter. Holders of Leafly common stock are entitled to one vote per share on each matter properly submitted to a vote of stockholders. The holders of Leafly common stock will at all times vote together as one class on all matters submitted to a vote of stockholders, unless otherwise required by Delaware law or the charter. If Leafly has multiple classes of common stock in the future, then Delaware law could require holders of shares of a class of capital stock to vote separately as a single class in the following circumstances:

•
if we were to seek to amend the charter to increase or decrease the par value of a class of the capital stock, then that class would be required to vote separately to approve the proposed amendment; and

•
if we were to seek to amend the charter in a manner that alters or changes the powers, preferences, or special rights of a class of capital stock in a manner that affected its holders adversely, then that class would be required to vote separately to approve the proposed amendment.

Election of Directors
The charter provides for a classified board of directors that is divided into three classes with staggered three-year terms. Only the directors in one class are subject to election by a plurality of the votes cast at each annual meeting of stockholders, with the directors in the other classes continuing for the remainder of their respective three-year terms. The charter does not provide for cumulative voting for the election of directors.
Dividend Rights
Subject to the rights, if any, of the holders of any outstanding series of the Leafly preferred stock, the holders of Leafly common stock are entitled to receive dividends and other distributions (payable in cash, property or capital stock of Leafly) when, as and if declared by the Leafly board of directors out of any assets or funds legally available and will share equally on a per share basis in such dividends and distributions.
No Preemptive or Similar Rights
Leafly common stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.
Liquidation, Dissolution and Winding Up
In the event of any voluntary or involuntary liquidation, dissolution or winding-up,
after payment or provision for payment of the debts and other liabilities of Leafly, the holders of Leafly common stock will be entitled to receive all the remaining assets of Leafly available for distribution to its stockholders, ratably in proportion to the number of shares of the Leafly common stock held by them, subject to the rights, if any, of the holders of any outstanding shares of Leafly preferred stock.
Sponsor Shares Subject to
Earn-Out
Conditions
In accordance with the Merger Agreement, upon closing of the Business Combination, 1,625 of the shares held by the Sponsor were placed in escrow and subjected to earn-out
conditions (“Escrow Shares”). Of these Escrow Shares, 50% will be released from escrow if and when the Company’s common stock trades at or above $13.50 at any time during the two-year
period following closing, and the remaining 50% will be released from escrow if and when the Company’s common stock trades at or above $15.50 at any time during the three-year period following closing. In addition, all 1,625 Escrow Shares will be released upon a change in control.
We account for the Escrow Shares as derivative liabilities, remeasured to fair value on a recurring basis, with changes in fair value recorded to earnings. See Note 20 for additional information.
Lock Up Restrictions
In accordance with various legal documents, the majority of our Common Stock outstanding as of March 31, 2022 is subject to restrictions on trading through August 3, 2022. See Note 1 for detail on Common Stock subject to Lock Up Restrictions.
Stockholder
Earn-Out
Rights
Leafly stockholders, as of immediately prior to the closing of the Business Combination, were granted upon closing of the Business Combination, contingent rights to receive up to 5,429 shares of common stock (the “Rights”) if the Company achieves certain earn-out
conditions prior to the third anniversary of the Business Combination. We will account for the Rights as derivative liabilities, which we will remeasure to their current fair value as of the end of each reporting period, with changes in the fair value recorded to earnings. See Note 20 for additional information.
The Rights will be earned and shares of common stock will be issued as follows:
First Tranche
Up to 2,715 shares will be issued if and when:

•	revenue for the year ending December 31, 2022 equals or exceeds $65,000 (first revenue target), or

•
the date on which the volume-weighted average price of common stock for a period of at least 20 days out of 30 consecutive trading days ending on the trading day immediately prior to the date of determination is greater than or equal to $13.50 during the two year period beginning on the trading day after the closing date of the merger (as adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to shares of common stock occurring at or after the Closing), or

•	a change of control occurs within the two years after the closing date of the Business Combination at the first target price or higher, or

•	a pro rata portion of 2,715 shares (50%) if the revenue during the target period meets or exceeds 90% of the first revenue target.
Second Tranche
Up to 2,715 shares will be issued if and when:

•	revenue for the year ending December 31, 2023 equals or exceeds $101,000 (second revenue target), or

•
the date on which the volume-weighted average price of common stock for a period of at least 20 days out of 30 consecutive trading days ending on the trading day immediately prior to the date of determination is greater than or equal to $15.50 during the three year period beginning on the trading day after the closing date of the merger (as adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to shares of common stock occurring at or after the Closing), or

•	a change of control occurs within the three years after the closing date of the Business Combination at the second target price or higher, or

•	a pro rata portion of 2,715 (50%) if the revenue during the second target period meets or exceeds 90% of the second revenue target.
If the second revenue or price target is met in full, the respective first target will be deemed to have been met as well if it had not been met during the first period.
Preferred Stock
The Leafly board of directors is authorized, subject to limitations prescribed by the law of the State of Delaware, to issue Leafly preferred stock from time to time in one or more series. The Leafly board of directors is authorized to establish the number of shares to be included in each such series and to fix the voting rights, if any, designations, powers, preferences and relative, participating, optional, special and other rights, if any, and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The Leafly board of directors is able, without stockholder approval, to issue Leafly preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of the Leafly common stock and could have anti-takeover effects. The ability of the Leafly board of directors to issue Leafly preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of Leafly or the removal of existing management. Leafly did not have any issued and outstanding shares of preferred stock as of March 31, 2022.

NOTE 11 — Stockholders’ Equity
Convertible Series A Preferred Stock
During the second quarter of 2020, the Company issued 3,488 shares of Series A preferred stock (“Series A”) in exchange for gross proceeds of $3,650, less issuance costs of $160. During the third quarter of 2020, the Company issued 15,214 shares of Series A in exchange for the conversion of outstanding promissory notes of $11,170 and accrued interest of $693, less issuance costs of $25 (see Note 10).
The rights, preferences, privileges, and restrictions for holders of Series A are as follows:
Dividends—
The holders of Series A are entitled to receive
non-cumulative
dividends. Dividends are payable when and if declared by the Board of Directors.
Voting—
The holders of Series A are entitled to voting rights equal to the number of shares of Class 2 common stock into which each share of Series A could be converted and shall vote together with the holders of common stock as a single class and on an as-converted
to common stock basis.
Liquidation—
In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Series A shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to holders of common stock, the original issue price ($1.0392 per share), plus any declared but unpaid dividends. As of December 31, 2021, the aggregate liquidation preference is $19,436. If, upon the occurrence of such event, the assets and funds to be distributed among the holders of Series A are insufficient to permit the above payment to such holders, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A in proportion to the preferential amount each such holder would otherwise be entitled to receive.
Upon the completion of the distribution to the holders of Series A, all remaining assets, if any, shall be distributed ratably to the holders of common stock pro rata based on the number of shares of common stock held by each such holder.
Conversion—
Shares of Series A are convertible at any time at the option of the holder into such number of fully paid and non-assessable
shares of Class 2 common stock as is determined by dividing the Series A original issue price ($1.0392 per share) by the Series A conversion price (initially $1.0392, subject to adjustment) in effect at the time of the conversion. All outstanding shares of Series A shall automatically be converted into shares of Class 2 common stock at the then effective conversion rate upon either (a) the closing of the sale of shares of Class 2 common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act or (b) the date and time specified by the vote or written consent of the holders of a majority of the then outstanding shares of Series A.
Redemption—
Series A is not redeemable at the option of the holder.
Common
Stock
A summary of common stock is as follows as of December 31:

			2021		2020
	Par Value	Voting Rights	Authorized	Outstanding	Authorized	Outstanding
Class 1 common stock	$0.0001	10 votes per share	74,500	28,564	74,500	28,564
Class 2 common stock	$0.0001	1 vote per share	119,000	41,892	119,000	41,892
Class 3 common stock	$0.0001	no voting rights	17,751	5,956	16,151	4,939

			211,251	76,412	209,651	75,395

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of each class of common stock shall be treated equally, identically and ratably, on a per share basis, with respect to any consideration into which such shares are converted or any consideration paid or otherwise distributed to stockholders of the Corporation.
Shares of Class 1 common stock are convertible,
one-for-one,
into shares of Class 2 common stock at any time at the option of the holder. Each share of Class 1 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon a transfer, other than a permitted transfer as defined, of such share of Class 1 common stock. Each share of Class 1 and Class 3 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon the closing of an underwritten public offering of common stock under the Securities Act of 1933, as amended, on or after the first day in which the Securities Exchange is open for trading on which the outstanding shares of Class 1 common stock represent less than 10% of the aggregate number of shares of the then outstanding Class 1 common stock and Class 2 common stock.
Common Stock Reserved for Future Issuance
As of December 31, 2021, the Company had reserved shares of Class 2 common stock for future issuance in connection with the following:

Number of Shares
Stock options outstanding	11,729
Stock options available for future grants	67
Class 1 common stock	28,564
Class 3 common stock	5,956

46,316

Upon closing of the Business Combination, all outstanding stock options and stock converted to shares of common stock of the combined company using the conversion ratio of 0.3283 (see Note 19).